SCHEDULE OF STOCK-BASED COMPENSATION FOR RESTRICTED STOCK UNITS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation expense for RSUs	$ 186,567	$ 369,200	$ 585,847	$ 1,096,570	$ 1,475,947	$ 1,994,085
General and Administrative Expense [Member]
Stock-based compensation expense for RSUs	96,716	162,042	291,776	476,513	646,636	1,085,791
Research and Development Expense [Member]
Stock-based compensation expense for RSUs	$ 89,851	$ 207,158	$ 294,071	$ 620,057	$ 829,311	$ 908,294